EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS - Textual (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Potential maximum contribution stated as a percentage of employee compensation	60.00%
Employer matching contribution percentage	50.00%
Maximum matching as stated as a percentage of employee compensation	5.00%
Contributions by employer	$ 1.0	$ 0.6
Contributions as a percent of total contributions	5.00%